Warrants and warrant liability (Tables)	12 Months Ended
Dec. 31, 2025
Warrant And Warrant Liability [Abstract]
Disclosure of outstanding warrants to acquire common shares of the Company

At December 31, 2025, outstanding warrants to acquire common shares of the Company were as follows:

Number of warrants	Exercise price	Expiry Date
100,000	$19.50	November 26, 2026
14,000,000	3.00	October 20, 2030
4,550,000	0.001	*
18,650,000	$2.36

* On October 20, 2025, the Company issued 4,550,000 Pre-Funded Warrants which are exercisable at a price of $0.001 per common share until fully exercised.

Disclosure of Warrant liability transactions

Warrant liability transactions during the years were as follows:

	Year ended December 31, 2025			Year ended December 31, 2024
	Number of warrants	Weighted average exercise price	Fair value	Number of warrants	Weighted average exercise price	Grant date fair value
Balance, beginning of year	100,000	$19.50	$132,200	—	$—	$—
Granted	14,000,000	3.00	8,918,500	100,000	19.50	519,100
Change in fair value	—	—	(3,490,900)	—	—	(386,900)
Balance, end of year	14,100,000	$3.12	$5,559,800	100,000	$20	$132,200

Disclosure of Warrant transactions

Warrant transactions during the years were as follows:

	Year ended December 31, 2025			Year ended December 31, 2024
	Number of warrants	Weighted average exercise price	Grant date fair value	Number of warrants	Weighted average exercise price	Grant date fair value
Balance, beginning of year	258,188	$4.00	$543,601	286,875	$4.00	$604,000
Granted	4,550,000	0.001	5,758,671	93,750	16.00	459,500
Exercised	(258,188)	4.00	(543,601)	(122,437)	13.19	(519,899)
Balance, end of year	4,550,000	$0.001	$5,758,671	258,188	$4.00	$543,601